Consolidated Balance Sheets (Parenthetical) - shares	Jun. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred Sttock, issued	0	0
Common stock, issued	99,395,048	99,395,048
Common stock, outstanding	99,395,048	99,395,048